Commitments and Contingencies (Tables)	12 Months Ended
Feb. 28, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments	The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending:
2018	$46
2019	29
2020	24
2021	14
2022	13
Thereafter	37
$163